Consolidated Balance Sheets (Parenthetical)	Dec. 31, 2022 $ / shares shares
Preferred Stock, Par or Stated Value Per Share | $ / shares	$ 0.001
Preferred Stock, Shares Authorized	10,000,000
Preferred Stock, Shares Outstanding	0
Common Stock, Par or Stated Value Per Share | $ / shares	$ 0.001
Common Stock, Shares Authorized	1,000,000,000
Common Stock, Shares, Outstanding	515,505,770
Series A Convertible Preferred Stock [Member]
Preferred Stock, Par or Stated Value Per Share | $ / shares	$ 0.001
Preferred Stock, Shares Authorized	9,000,000
Preferred Stock, Shares Outstanding	0